Taxes	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Taxes
12. Taxes
12.1. Deferred income tax and social contribution

	Balance as of January 1, 2024	Recognized in income		Recognized comprehensive income	Balance as of December 31, 2024	Recognized in income	Effect of business combination (a)	Recognized in the comprehensive income	Balance as of December 31, 2025
		Continued operations	Discontinued operations			Continued operations
Noncurrent assets
Post-employment benefits	504,612	12,801	—	(123,578)	393,835	9,815	—	96,808	500,458
Tax losses and negative tax basis	103,285	345,316	(229,063)	—	219,538	105,573	149,485	—	474,596
Provisions for legal claims	592,478	(294,225)	—	—	298,253	(24,483)	1,815	—	275,585
Provision for allocation of PIS and Cofins credits	649,412	(112,012)	—	—	537,400	(276,022)	—	—	261,378
Effects of business combination	5,248	5,220	—	—	10,468	(44,485)	239,294	—	205,277
Fair value in the purchase and sale of power	256,220	(125,049)	—	—	131,171	49,521		—	180,692
Expected credit losses	140,956	(13,371)	—	—	127,585	1,571	3,127	—	132,283
Lease liability	74,662	(648)	—	—	74,014	8,539		—	82,584
Impairment of assets	213,287	3,696	—	—	216,983	(146,283)	—	—	70,700
Amortization – concession	62,869	5,220	(18,345)	—	49,744	5,220	—	—	54,964
Provisions for performance and profit sharing	50,803	9,303	—	—	60,106	(9,126)	—	—	50,980
Voluntary retirement program	207,809	(170,230)	—	—	37,579	(31,070)	—	—	6,509
Research and development and energy efficiency programs	67,265	(49,705)	—	—	17,560	(15,920)	1,270	—	2,910
Concession contracts	17,633	(1,069)	—	—	16,564	(1,069)	—	—	15,495
Taxes with suspended liability	89,853	(89,853)	—	—	—	—	—	—	—
Others	123,624	15,477	—	—	139,101	46,748	1,136	—	186,985
	3,160,016	(459,129)	(247,408)	(123,578)	2,329,901	(321,471)	396,158	96,808	2,501,396
(-) Noncurrent liabilities
Concession contracts	2,026,461	46,243	—	—	2,072,704	(182,122)	378,018	—	2,268,600
Fair value in the purchase and sale of power	374,573	(137,495)	—	—	237,078	55,832	—	—	292,910
Effects of business combination	—	—	—	—	—	277,123	—	—	277,123
Deemed cost of property, plant and equipment	290,918	(17,773)	—	—	273,145	(21,379)	—	—	251,766
Right-of-use asset	70,325	(881)	—	—	69,444	6,381		—	75,825
Escrow deposits monetary variation	84,890	(36,502)	—	—	48,388	4,457	2,714	—	55,559
Transaction cost on loans and financing and debentures	41,664	5,837	—	—	47,501	6,735	—	—	54,236
Accelerated depreciation	146,538	15,907	—	—	162,445	(114,567)	—	—	47,878
Others	53,752	86,971	—	(243)	140,480	27,501	—	710	168,691
	3,089,121	(37,693)	—	(243)	3,051,185	59,961	380,732	710	3,492,588
Net	70,895	(421,436)	(247,408)	(123,335)	(721,284)	(381,432)	15,426	96,098	(991,192)
Assets presented in the Statement of Financial Position	1,757,688				1,174,175				991,404
Liabilities presented in the Statement of Financial Position	(1,686,793)				(1,895,459)				(1,982,596)
(a) Balances recorded as a result of the business combination described in Note 1.2.
12.1.1. Projection for realization of deferred income tax and social contribution
The projection of the realization of deferred tax credits recognized in noncurrent assets and liabilities is based on the expected realization period of each item of deferred assets and liabilities and tax losses, as well as tax losses carryforwards, considering projected future results.
The criteria used for the realization of each item are related to the predictability of realization of the main value that gave rise to the temporary difference. When the expectation of realization of the item is difficult to predict, mainly because it is not under the control of the Company, such as provisions for legal claims, the Company adopts history of realization to project its future realization.
Following are the items that were the basis for the setup of the main credits of the company, as well as their form of realization:
•Provision for allocation of PIS and Cofins credits: will be carried out as the amounts are passed on in the tariff review and readjustment processes approved by the regulatory body, if any, or by the reversal of the respective provision;
•Provisions for post-employment benefits: realized as the payments are made to the Copel Foundation or reversed according to new actuarial estimates;
•Provisions for legal claims: realized according to court decisions or by the reversal when the possible risk of the shares is reviewed;
•Impairment of assets: recognized as amortization, depreciation, write-off, or disposal of the reduced asset occurs, or by reversal when estimates of recoverability improve;
•Deemed cost: realized to the extent that the amortization, depreciation, write-off or disposal of the valued asset occurs;
•Amounts related to the concession agreement: realized over the term of the agreement;
•Amounts related to tax losses and negative tax basis: recovered by offsetting against future taxable income, considering the limit established in the legislation; and
•Other amounts: realized when they meet the deductibility criteria provided for in tax legislation, or upon reversal of the recorded amounts.
The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2026	685,149	(330,094)
2027	369,650	(321,304)
2028	189,706	(295,584)
2029	114,916	(257,147)
2030	86,995	(220,214)
2031 to 2033	164,470	(456,347)
After 2033	890,510	(1,611,898)
	2,501,396	(3,492,588)
12.1.2. Unrecognized tax credits
In addition to the deferred income tax and social contribution credits recorded in assets, on December 31, 2025, the Company did not recognize income tax and social contribution credits on income tax and social contribution tax losses in the amount of R$129,694 (R$105,311, as of December 31, 2024) for not having reasonable assurance of generation of future taxable profits sufficient to allow the utilization of these tax credits, mainly at Cutia Empreendimentos Eólicos S.A. (subsidiary of Copel GeT).
12.2. Other taxes recoverable and other tax obligations

	12.31.2025	12.31.2024
Current assets
Recoverable ICMS (VAT)	194,698	166,339
Recoverable PIS/Pasep and Cofins taxes (a)	229,626	816,863
Other recoverable taxes	1,782	11,416
	426,106	994,618
Noncurrent assets
Recoverable ICMS (VAT)	298,000	221,313
Recoverable PIS/Pasep and Cofins taxes (a)	732,077	1,011,036
Other recoverable taxes	97,505	88,177
	1,127,582	1,320,526
Current liabilities
ICMS (VAT) payable	252,029	189,102
ICMS installment payment	8,030	4,712
PIS/Pasep and Cofins payable	149,081	31,033
IRRF on interest on capital	168,009	—
Special Tax Regularization Program – Pert	72,499	66,852
Other taxes	27,625	10,646
	677,273	302,345
Noncurrent liabilities
ICMS (VAT) payable	10,965	10,965
ICMS installment payment	4,940	7,251
Special Tax Regularization Program – Pert	223,543	272,979
	239,448	291,195
Asset and liability balances presented on a net basis, considering the Company's right and intention to realize the asset and liability on a net basis.
(a) The consolidated balance includes amounts related to Pis and Cofins credits on ICMS (Note 12.3).
12.3. Pis and Cofins credit on ICMS - Copel Distribuição
Balance resulting from the final and unappealable decision in June 2020 regarding the lawsuit filed by Copel DIS in 2009, which recognized the right to exclude from the PIS and Cofins tax base the full amount of ICMS included in the energy supply and distribution invoices.
The updated tax credit in assets, after the credits were enabled by the Brazilian Federal Revenue Service, has been recovered through compensation with taxes payable since June 2021, for the Cofins credit and since January 2024 for PIS credit. The asset will continue to be offset against future federal tax debts, respecting the deadlines and limits established by current tax legislation.
The following table shows the movement of the asset:

Balance as of January 1, 2024	2,665,864
Monetary variation	144,444
Offsetting with taxes payable	(1,087,281)
Balance as of December 31, 2024	1,723,027
Monetary variation	99,441
Offsetting with taxes payable	(964,794)
Balance as of December 31, 2025	857,674
Current	218,671
Noncurrent	639,003
The following table shows the movement in the provision for PIS and Cofins credit allocation, resulting from the amounts under discussion for refund to consumers. The amounts are being refunded to consumers via the tariff process as the tax credits on the assets are offset.

	Liabilities to be refunded to consumers	Provision for allocation of PIS and Cofins credits	Total
Balance as of January 1, 2024	731,726	1,909,775	2,641,501
Monetary variation	78,675	43,327	122,002
(-) Transfer to sectorial financial liabilities	(810,401)	(372,514)	(1,182,915)
Balance as of December 31, 2024	–	1,580,588	1,580,588
Monetary variation	–	64,510	64,510
(-) Transfer to sectorial financial liabilities (a)	–	(864,545)	(864,545)
Balance as of December 31, 2025	–	780,553	780,553
Current	–	119,280	119,280
Noncurrent	–	661,273	661,273
(a) Amount defined in Copel DIS tariff adjustment of June 24, 2025, with a reducing effect on the tariff during the 2025-2026 tariff cycle.
The Direct Unconstitutionality Proceeding (“ADI”) filed by the Brazilian Association of Electric Energy Distributors (Abradee) questioning Law No. 14,385/2022 was partially upheld on August 14, 2025, resulting in the confirmation of the constitutionality of this law. However, according to the Judgment published on December 10, 2025, it was also determined: (i) that the 10-year period be observed, counted from the date of the effective refund of the undue payment to the distributors or the final approval of the compensation made by them; (ii) that the deduction of taxes levied on the refund, as well as specific fees incurred by the concessionaires, be allowed for the purpose of obtaining the refund of the undue payment; and (iii) that the receipt in good faith of the excess amount by the consumer user shall not be subject to refund.
Still the publication of the Judgment, there are still some issues to be resolved by the Brazilian Supreme Court (“STF”), in particular some contradictions between what was discussed during the trial by the Justices and what was stated in the Judgment regarding the application of the statute of limitations.
In view of this, ABRADEE filed an appeal for clarification, which is why there are still issues that may be addressed by the STF in the context of ADI 7324. Thus, the Company believes that there are insufficient grounds to change the amounts already recorded and presented in these financial statements. It should be noted that the Company continues to actively monitor the legal proceedings and any developments.
12.4. Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

	12.31.2025	12.31.2024	12.31.2023
Income before IRPJ and CSLL	3,246,659	2,907,234	2,489,724
(-) Result of equity investments	(239,997)	(281,202)	(307,809)
	3,006,662	2,626,032	2,181,915
IRPJ and CSLL (34%)	(1,022,265)	(892,851)	(741,851)
Tax effects on:
Interest on equity (JCP)	374,000	300,220	325,720
Dividends	126	388	453
Nondeductible expenses	(9,428)	(24,957)	(22,701)
Tax incentives	3,355	4,251	9,905
Unrecognized tax loss and negative basis of CSLL	(24,443)	(17,878)	(24,345)
Difference between tax bases of deemed profit and taxable profit	58,627	(29,949)	18,844
Effect of non-taxable monetary variation (Selic) on undue tax payments	34,055	48,918	87,207
Others	8,355	12,423	(7,289)
INCOME TAX AND SOCIAL CONTRIBUTION	(577,618)	(599,435)	(354,057)
Effective rate - %	19.2%	22.8%	16.2%
With regard to uncertainties about the treatment of income taxes, the Company has made assessments and concluded that it is more likely than not that the treatments will be accepted by the tax authority. The amounts involved ongoing lawsuits relating to income tax and social contribution issues are disclosed in Note 26.
12.5. Consumption tax reform
In December 2023, Constitutional Amendment No. 132 was enacted, instituting Tax Reform in the area of consumption taxation in Brazil and promoting significant structural changes in the national tax system. In addition, Supplementary Laws No. 214/2025 and No. 227/2025 were enacted, establishing the main regulatory provisions necessary for the gradual implementation of the new tax model, which still depends on additional regulations and operational definitions by the competent authorities.
Considering the relevance, complexity, and gradual nature of the implementation of the Tax Reform, the Company formed a multidisciplinary group involving the tax, accounting, legal, information technology, regulatory, and business areas, with the objective of assessing the potential impacts on its operations, financial position, results, cash flows, systems, processes, and internal controls.
Based on initial studies, Management defined a structured action plan to comply with the new legal and operational requirements. Throughout fiscal year 2025, the Company initiated and implemented the planned actions, including, among others, process reviews, system updates and adjustments, mapping of tax impacts, and strengthening of internal controls related to tax assessment and compliance with ancillary obligations.
For fiscal year 2026, the Company will continue to execute this action plan, focusing on completing the measures necessary to adapt to the changes that will take effect in 2027, notably the elimination of PIS and Cofins contributions and the introduction of the Goods and Services Contribution tax (CBS). However, given that the Tax Reform implementation process is still evolving, with possible legislative changes, complementary regulations, and interpretations by tax authorities.
The Company continuously monitors legislative updates, infra-legal regulations, and discussions within the sector, periodically reviewing its estimates, assumptions, and judgments in light of new information available. Any effects resulting from future changes in legislation or its interpretation will be reflected prospectively in the financial statements for the period in which such changes are effectively known or implemented.